Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ (3,575)	€ 475	€ 497
Share of OCI of equity-method investees	(373)	111	(246)
Actuarial gains on employees’ leaving entitlement	(212)	(615)	573
Total	(4,160)	(29)	824
IAS 19 reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	(3,575)	475	497
Share of OCI of equity-method investees	(373)	111	(246)
Total	(3,948)	586	251
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial gains on employees’ leaving entitlement	(212)	(615)	573
Total	€ (212)	€ (615)	€ 573